SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2024
SEGMENT INFORMATION
SEGMENT INFORMATION

NOTE 24 - SEGMENT INFORMATION:

The Chief Executive Officer is the Company’s Chief Operating Decision Maker (“CODM”). The CODM allocates resources and assesses the Company’s performance based on the following segmentation: Commercial Operations and Research & Development.

Adjusted EBITDA represents net loss before depreciation, amortization, and financial income (expenses), adjusted to exclude share-based compensation, gains from early termination of leases, and other income, which includes income from service provided to HCRM and gain from the sale of Movantik®, and other expense from the Global Termination Agreement.

The following table presents segment profitability and a reconciliation to the consolidated net income (loss) and comprehensive income (loss) for the periods indicated:

	Year Ended December 31,
	2024	2023	2022
	U.S. dollars in thousands
Commercial Operations Segment Adjusted EBITDA	(5,864)	(20,173)	(16,595)
Research And Development Adjusted EBITDA	(5,129)	(8,165)	(12,420)
Financial income (expenses), net	6,346	11,284	(28,825)
Share-based compensation to employees and service providers	(665)	(1,647)	(5,675)
Depreciation	(588)	(1,445)	(2,136)
Amortization of intangible assets	(31)	(545)	(6,018)
Gain from early termination of lease	22	543	—
Other income (expenses)	(2,359)	44,064	—
Consolidated Comprehensive income (loss)	(8,268)	23,916	(71,669)
Supplementary information on material income or expense items included in the segment results:
Licensing revenues included in the Research And Development Adjusted EBITDA	547	—	2,000
Loss from Global Termination Agreement included in the Commercial Operations Segment, not included in the Adjusted EBITDA	(2,359)	—	—
Gain from the sale of Movantik®, included in the Commercial Operations Segment, not included in the Adjusted EBITDA	—	44,064	—

b.   Major customers

The following table represents the percentages of total net revenues from the major customers:

	Year Ended December 31,
	2024	2023	2022
Customer A	36%	30%	32%
Customer B	22%	28%	30%
Customer C	30%	37%	33%

The Company’s revenues were entirely in the U.S. except for approximately $1 million from licensing revenues (including royalties) and sales of product to Gaelan in the UAE in 2024, no revenues outside the U.S. in 2023, and $2 million from licensing revenues to Gaelan in the UAE in 2022. The payment terms for all customers are 31 to 68 days.

c.   Assets by geographic location

The Company’s non-current assets located in Israel as of December 31, 2024, amount to $6.1 million (mainly intangible assets - $5.5 million and right-of-use assets - $0.3 million).

The Company’s non-current assets located in Israel as of December 31, 2023, amount to $6.4 million (mainly intangible assets - $5.6 million and right-of-use assets - $0.6 million). The remainder of the consolidated non-current assets as of December 31, 2023, amount to $0.5 million and are located in the U.S (consisting mainly right-of-use assets - $0.4 million).